7. Debt Discount - Debt Discount (Details) - Quarterly (USD $)	12 Months Ended	15 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Debt Discount, beg.			$ 1,832,888	$ 1,832,890
Debt discount		(28,586)			1,925,191
Amortization expense - 2013		35,000		(234,715)	(92,301)
Debt Discount, end			$ 1,832,888	$ 1,598,175	$ 1,832,890